Feb. 16, 2018
TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Sands Capital Emerging Markets Growth Fund
February 16, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Sands Capital Emerging Markets Growth Fund (the "Fund")

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information dated July 30, 2017

Notice of Reduction in Advisory Fees and Expense Limitations

On February 15, 2018, the Board of Trustees of Touchstone Strategic Trust approved a reduction in the advisory fee for the Fund. Accordingly, effective February 16, 2018, the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the "Advisor"), an advisory fee at an annualized rate of 1.00% of average daily net assets of the Fund compared to the previous advisory fee rate of 1.15% of average daily net assets of the Fund. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the current month. Additionally, effective February 16, 2018, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Fund's Prospectus) in order to limit annual Fund operating expenses to 1.35% and 1.25% of average daily net assets for Class Y and Institutional Class shares, respectively. This contractual expense limitation is effective through March 30, 2019. The Fund’s previous contractual expense limitations were 1.49% and 1.39% for Class Y and Institutional Class shares, respectively.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.